UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom         August 2, 2010
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8
Form 13F Information Table Value Total: $1,246,920
                                         (thousands)


List of Other Included Managers: None


                                                        FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2  COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                             TITLE OF                VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED  NONE
CHOICE HOTELS INTL INC       COM        169905106      2,826       93,535   SH           SOLE      NONE        93,535
CLOROX CO DEL                COM        189054109    160,345    2,579,549   SH           SOLE      NONE     2,579,549
DOMINOS PIZZA INC            COM        25754A201     63,680    5,635,363   SH           SOLE      NONE     5,635,363
DR PEPPER SNAPPLE GROUP INC  COM        26138E109    430,239   11,506,786   SH           SOLE      NONE    11,506,786
KIMBERLY CLARK CORP          COM        494368103    137,225    2,263,317   SH           SOLE      NONE     2,263,317
LEE ENTERPRISES INC          COM        523768109      9,219    3,587,257   SH           SOLE      NONE     3,587,257
PHILIP MORRIS INTL INC       COM        718172109    149,236    3,255,582   SH           SOLE      NONE     3,255,582
PROCTER & GAMBLE CO          COM        742718109    294,152    4,904,162   SH           SOLE      NONE     4,904,162




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